SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Leases
Lease, Practical expedients, Package	true
Lease, Practical expedient, Use of hindsight	true
Lease, Practical expedient, Land easement	true
Right-of-use assets	¥ 7,244,211	$ 1,136,775,000	¥ 6,821,100
Lease liabilities current portion	2,752,795	431,974,000	2,625,979
Lease liabilities, noncurrent portion	4,302,934	675,224,000	3,833,914
Cumulative effect on retained earnings	(9,842,846)	$ (1,544,557,000)	(9,227,664)
Land use right
Leases
Right-of-use assets	¥ 26,542		¥ 27,185
Estimated useful life	44 years
Maximum
Leases
Term of the rental contracts for the sales stores and offices	5 years	5 years
Adjustment for change in accounting standard | ASU 201602
Leases
Right-of-use assets				¥ 4,812,000
Lease liabilities current portion				1,732,000
Lease liabilities, noncurrent portion				¥ 2,726,000
Cumulative effect on retained earnings | $					$ 0